CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 19.2	$ 59.1
Restricted cash	0.0	69.4
Trade receivables	22.9	40.2
Jack-up drilling rigs held for sale	4.5	3.0
Prepaid expenses	6.4	8.1
Deferred mobilization and contract preparation cost	5.7	19.3
Accrued revenue	20.3	31.7
Tax retentions receivable	10.5	11.6
Due from related parties	34.9	8.6
Other current assets	16.4	26.9
Total current assets	140.8	277.9
Non-current assets
Property, plant and equipment	5.6	7.3
Jack-up drilling rigs	2,824.6	2,683.3
Newbuildings	135.5	261.4
Deferred mobilization and contract preparation cost	0.0	3.5
Equity method investments	62.7	31.4
Other long-term assets	1.9	15.2
Total non-current assets	3,030.3	3,002.1
Total assets	3,171.1	3,280.0
Current liabilities
Trade payables	20.4	14.1
Amounts due to related parties	0.0	0.4
Unrealized loss on forward contracts	0.0	64.3
Accrued expenses	51.7	62.1
Onerous contracts	0.0	71.3
VAT and current taxes payable	9.9	17.8
Other current liabilities	14.0	19.7
Total current liabilities	96.0	249.7
Non-current liabilities
Long-term debt	1,906.2	1,709.8
Other liabilities	19.7	22.7
Long-term accrued interest	41.1	0.0
Liabilities from equity method investments	0.0	3.7
Onerous contracts	71.3	0.0
Total non-current liabilities	2,038.3	1,736.2
Total liabilities	2,134.3	1,985.9
Commitments and contingencies
Stockholders’ Equity
Common shares of par value $0.05 per share: authorized 238,653,846 (2019: 137,500,000) shares, issued 220,318,704 (2019: 112,278,065) shares and outstanding 218,858,990 (2019: 110,818,351) shares	11.0	5.6
Treasury shares	(26.2)	(26.2)
Additional paid in capital	1,947.2	1,891.2
Accumulated deficit	(895.2)	(576.7)
Equity attributable to the Company	1,036.8	1,293.9
Non-controlling interest	0.0	0.2
Total equity	1,036.8	1,294.1
Total liabilities and equity	$ 3,171.1	$ 3,280.0